Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2022
Accrued liabilities and other liabilities
Accrued liabilities and other liabilities
16	Accrued liabilities and other liabilities

Accrued liabilities and other liabilities consist of the following:

	As of December 31,
	2021	2022
Current
Rebates payable to customers	733	677
VAT and other taxes payable	5,014	8,597
Security deposit received from customers	418	822
Accrued employee benefits	10,548	10,567
Accrued professional fees	5,076	4,048
Accrued marketing and hosting expenses	1,326	1,257
Contingent consideration payable (Note 4(b))	4,507	—
Consideration payable (Note 4(b))	—	3,458
Advance from a former non-controlling interest shareholder (Note)	475	500
Others	1,638	613
	29,735	30,539

Non-current
Deferred other income	459	368
Consideration payable (Note 4(b))	—	1,703
	459	2,071

Note:

As of December 31, 2021, the amount represents an advance from the seller of Optimal, a former non-controlling interest of the Company, for the purpose of replenishment of working capital of certain subsidiaries of the Company, which was unsecured, interest-free, and agreed to be repaid in December 2022. However, the repayment was delayed, in which US$500 is recorded as current liability as of 31 December 2022.